Note 11 - Share Capital (Details Textual)																							12 Months Ended
	Jun. 10, 2021 $ / shares shares	May 21, 2021 CAD ($) shares	Apr. 23, 2021 CAD ($) shares	Apr. 13, 2021 $ / shares	Jan. 18, 2021 $ / shares	Dec. 18, 2020 CAD ($) $ / shares shares	Oct. 01, 2020 CAD ($) shares	Aug. 09, 2020 $ / shares shares	May 24, 2020 CAD ($) shares	May 13, 2020 $ / shares	May 04, 2020 $ / shares	Apr. 23, 2020 CAD ($) shares	Mar. 09, 2020 $ / shares	Feb. 20, 2020 CAD ($) $ / shares shares	Jan. 13, 2020 $ / shares	Dec. 31, 2019 shares	Dec. 27, 2019 CAD ($) shares	Oct. 29, 2019 $ / shares	Oct. 16, 2019 $ / shares	Oct. 01, 2019 CAD ($) shares	Jul. 19, 2019 $ / shares	Dec. 13, 2018 shares	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2019 shares
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares																							141,166,203
Fair value of common shares issued for exploration and evaluation assets																							$ 3,411,000	$ 792,000
Fair value of common shares issued for intangible assets																							$ 0	$ 475,000
Number of warrants Outstanding (in shares) | shares																							9,813,870	18,074,695	14,886,996
Exercise price, warrants (in CAD per share) | $ / shares	$ 1.20																	$ 1.20
Payments for share issue costs						$ 2,666,812								$ 120,132
Payments for other issuance costs														$ 57,102
Number of common shares issued for exercise of warrants (in shares) | shares																							11,245,133	163,025
Proceeds from exercise of warrants																							$ 10,151,569	$ 53,525
Number of common shares issued for financing (in shares) | shares						15,697,500
Common share issued, price per share (in CAD per share) | $ / shares						$ 2.20
Proceeds from issuing shares						$ 34,534,500
Number of common shares issued for convertible loan (in shares) | shares	6,251,250
Amount receivable from transfer agent																							$ 39,000
Number of common shares issued for exercise of stock options (in shares) | shares																							1,375,000
Proceeds from exercise of options																							$ 1,241,500	$ 0
Amount transferred from contributed surplus to share capital																							$ 981,261
Weighted average remaining contractual life of warrants (Year)																							1 year 4 months 24 days
Option life, share options granted																							4	3.17
Number of share options granted in share-based payment arrangement																							1,600,000	5,950,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																							$ 3.40	$ 0.78
Weighted avrage fair value of options granted																							$ 2.90	$ 0.99
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted																							10
Special warrants [member]
Statement Line Items [Line Items]
Number of warrants Outstanding (in shares) | shares														16,140,219
Exercise price, warrants (in CAD per share) | $ / shares														$ 0.75
Proceeds from issuing warrants														$ 12,105,165
Conversion warrants [member]
Statement Line Items [Line Items]
Number of warrants Outstanding (in shares) | shares														452,025
Fair value of warrants issued														$ 133,644
Share purchase warrants [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants																							$ 10,190,569	$ 53,525
Nevada mining [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares							500,000													500,000
Fair value of common shares issued for exploration and evaluation assets							$ 1,025,000													$ 360,000
Brown [member]
Statement Line Items [Line Items]
Number of common shares issued for intangible assets (in shares) | shares																500,000	500,000					500,000
Fair value of common shares issued for intangible assets																	$ 475,000
TETRA technologies, inc. [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares			400,000									400,000
Fair value of common shares issued for exploration and evaluation assets			$ 1,600,000									$ 248,000
National chloride company of america [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares		200,000							200,000
Fair value of common shares issued for exploration and evaluation assets		$ 786,000							$ 184,000
LANXESS [member]
Statement Line Items [Line Items]
Number of common shares issued for convertible loan (in shares) | shares	6,251,250
Consultant [member]
Statement Line Items [Line Items]
Option life, share options granted										3	3				3				4		3
Number of share options granted in share-based payment arrangement										100,000	850,000				300,000				150,000		100,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 1.02		$ 0.81	$ 0.75				$ 0.89				$ 0.75		$ 0.83
Number of share options expiration date extended in share-based payment arrangement (in shares) | shares								435,784
Directors and officers [member]
Statement Line Items [Line Items]
Option life, share options granted				3	5								3
Number of share options granted in share-based payment arrangement				400,000	1,200,000								4,450,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 3.43	$ 3.39								$ 0.76